Cash and deposits with financial institutions (Tables)	3 Months Ended
Jan. 31, 2020
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	January 31 2020		October 31 2019
Cash and non-interest-bearing deposits with financial institutions	$10,233		$10,904
Interest-bearing deposits with financial institutions	59,058		35,816
Total	$69,291	(1)	$46,720	(1)
(1)	Net of impairment allowances of $ 2 (October 31, 2019–$3).